Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jul. 31, 2026	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE The SEC has adopted a rule requiring annual disclosure of pay versus performance which shows the relationship between executive compensation actually paid and the	Company’s performance. The following pay-versus-performance disclosure is based on permitted methodology, pursuant to the SEC guidance under Item 402(v) of Regulation S-K.

			Average Summary Compensation Table	Average Compensation	Value of Initial Fixed $100 Investment Based On
Year(1)	Summary Compensation Table Total for PEO(2)	Compensation Actually Paid to PEO(3)	Total for non-PEO Named Executive Officers(2)	Actually Paid to non-PEO Named Executive Officers(4)	Total Shareholder Return(5)	Peer Group Total Shareholder Return(6)	Net Income (in millions)	Company Adjusted NBT (in millions)(7)
2026	$12,486,248	$8,281,975	$4,080,313	$2,832,558	$70.42	$64.66	$178	$270
2025	$14,613,718	$10,441,925	$4,636,570	$3,362,921	$83.50	$57.29	$259	$305
2024	$10,574,521	$10,397,043	$3,038,549	$2,837,923	$95.17	$82.13	$265	$335
2023	$10,567,489	$19,019,951	$3,432,237	$5,647,940	$101.62	$86.01	$374	$518
2022	$15,866,718	$14,952,360	$4,173,100	$3,818,733	$72.63	$86.57	$1,138	$1,512
(1)
Robert W. Martin served as the Company’s Principal Executive Officer (“PEO”) for the entirety of Fiscal Years 2022, 2023, 2024, 2025, and 2026. The Company’s other NEOs for the applicable years were as follows:

•	Fiscal Year 2026 – Colleen Zuhl, Todd Woelfer, Trevor Q. Gasper, and Michele McDermott
•	Fiscal Year 2025 – Colleen Zuhl, Todd Woelfer, Trevor Q. Gasper, and Michele McDermott
•	Fiscal Year 2024 – Colleen Zuhl, Todd Woelfer, Kenneth D. Julian, Trevor Q. Gasper, and Michele McDermott
•	Fiscal Year 2023 – Colleen Zuhl, Todd Woelfer, Kenneth D. Julian, and Trevor Q. Gasper
•	Fiscal Year 2022 – Colleen Zuhl, Todd Woelfer, Kenneth D. Julian, and Trevor Q. Gasper
(2)
Amounts reported in these columns represent (i) the total compensation reported in the Summary Compensation Table for the applicable fiscal year, in the case of our PEO, Mr. Martin; and (ii) the average of the total compensation reported in the Summary Compensation Table for the Company’s NEOs other than the PEO for the applicable year.

(3)	Amounts reported in this column represent the compensation actually paid, as defined by the SEC, to Mr. Martin as the Company’s PEO in the indicated fiscal years, as calculated in the table below:

PEO	2026	2025	2024	2023	2022
Summary Compensation Table – Total Compensation(a)	$12,486,248	$14,613,718	$10,574,521	$10,567,489	$15,866,718
- Grant Date Fair Value of Stock Awards Granted in Fiscal Year(b)	$6,522,480	$7,149,005	$5,657,619	$5,621,179	$7,391,246
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year(c)	$5,146,241	$4,974,332	$6,308,962	$11,398,863	$6,057,340
+ Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years(d)	($1,431,627)	($1,696,043)	($1,141,663)	$3,077,766	($2,231,755)
+ Fair Value of Vesting of Stock Awards Granted in Fiscal Year that Vested During Fiscal Year(e)	$0	$0	$0	$0	$0
+ Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year(f)	$743,678	$105,969	$312,842	($402,988)	$2,651,303
- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year(g)	$2,140,085	$407,047	$0	$0	$0
= Compensation Actually Paid	$8,281,975	$10,441,925	$10,397,043	$19,019,951	$14,952,360
(a)	Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year.
(b)	Represents the aggregate grant date fair value of the stock awards granted to Mr. Martin during the indicated fiscal year, computed in accordance with FASB ASC 718.
(c)
Represents the aggregate fair value as of the indicated fiscal year-end of Mr. Martin’s outstanding and unvested stock awards granted during such fiscal year. PSU amounts were calculated based on the number of shares that would be awarded on a multi-year cycle if target ROIC and FCF objectives are met.

(d)
Represents the aggregate change in fair value during the indicated fiscal year of the outstanding and unvested stock awards held by Mr. Martin as of the last day of the indicated fiscal year. PSU amounts were calculated based on the change in value of a target number of shares that would be achieved on a multi-year basis if target ROIC and FCF objectives are met.

(e)	Represents the aggregate fair value of vesting of stock awards that were granted to Mr. Martin and vested during the indicated fiscal year, computed in accordance with FASB ASC 718.
(f)
Represents the aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock award held by Mr. Martin that was granted in a prior year and which vested during the indicated fiscal year, computed in accordance with FASB ASC 718.

(g)
Represents the aggregate fair value as of the last day of the prior fiscal year of Mr. Martin’s stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with FASB ASC 718.

(4)
Amounts reported in this column represent the compensation actually paid to the Company’s NEOs other than Mr. Martin in the indicated fiscal year, based on the average total compensation for such NEOs reported in the Summary Compensation Table for the indicated fiscal year and adjusted as shown on the table below:

Other NEOs Average(a)	2026	2025	2024	2023	2022
Summary Compensation Table – Total Compensation(b)	$4,080,313	$4,636,570	$3,038,549	$3,432,237	$4,173,100
- Grant Date Fair Value of Stock Awards Granted in Fiscal Year(c)	$2,096,283	$2,281,562	$1,305,140	$1,770,885	$2,031,800
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year(d)	$1,647,897	$1,522,854	$1,400,029	$3,330,125	$1,506,155
+ Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years(e)	($425,111)	($447,179)	($211,127)	$755,887	($542,115)
+ Fair Value of Vesting of Stock Awards Granted in Fiscal Year that Vested During Fiscal Year(f)	$0	$0	$92,814	$0	$0
+ Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year(g)	$187,446	$22,669	($177,202)	($99,424)	$713,393
- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year(h)	$561,704	$90,431	$0	$0	$0
= Compensation Actually Paid	$2,832,558	$3,362,921	$2,837,923	$5,647,940	$3,818,733
(a)	Please see footnote 1 above for the NEOs included in the average for each indicated fiscal year.
(b)	Represents average Total Compensation as reported in the Summary Compensation Table for the reported NEOs during the indicated fiscal year.
(c)	Represents the average aggregate grant date fair value of the stock awards granted to the reported NEOs during the indicated fiscal year, computed in accordance with FASB ASC 718.
(d)
Represents the average aggregate fair value as of the indicated fiscal year-end of the reported NEOs’ outstanding and unvested stock awards granted during such fiscal year. PSU amounts were calculated based on the number of shares that would be awarded on a multi-year cycle if target ROIC and FCF objectives are met.

(e)
Represents the average aggregate change in fair value during the indicated fiscal year of the outstanding and unvested stock awards held by the reported NEOs as of the last day of the indicated fiscal year. PSU amounts were calculated based on the change in value of a target number of shares that would be achieved on a multi-year basis if target ROIC and FCF objectives are met.

(f)	Represents the average aggregate fair value of vesting of stock awards that were granted to the reported NEOs and vested during the indicated fiscal year, computed in accordance with FASB ASC 718.
(g)
Represents the average aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock award held by the reported NEOs that was granted in a prior year and which vested during the indicated fiscal year, computed in accordance with FASB ASC 718.

(h)
Represents the average aggregate fair value as of the last day of the prior fiscal year of the reported NEOs’ stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with FASB ASC 718.

(5)
Pursuant to rules of the SEC, the comparison assumes $100 was invested on July 30, 2021, in our Common Stock. Historic stock price performance is not necessarily indicative of future stock price performance.

(6)
For 2022 through July 1, 2025, the TSR Peer Group consists of Winnebago Industries (“WGO”), LCI Industries (“LCII”), and the Shyft Group (“SHYF”), the same peer group historically utilized in the stock price performance graph of the Company’s Annual Report. In our calculation for 2025, effective July 1, 2025, the SHYF shares utilized in our calculation were converted to shares of the Aebi Schmidt Group (“AEBI”) which merged with SHYF on July 1, 2025. Shares were converted at the conversion rate applicable to holders of SHYF on that date.

(7)
For Fiscal Year 2026, Company Adjusted NBT continues to be viewed as the core driver of the Company’s performance and shareholder value creation. Company Adjusted NBT is a non-GAAP financial measure. Please see Appendix A for a reconciliation of this non-GAAP financial measure.

Company Selected Measure Name	Company Adjusted NBT
Named Executive Officers, Footnote [Text Block]
(1)
Robert W. Martin served as the Company’s Principal Executive Officer (“PEO”) for the entirety of Fiscal Years 2022, 2023, 2024, 2025, and 2026. The Company’s other NEOs for the applicable years were as follows:

•	Fiscal Year 2026 – Colleen Zuhl, Todd Woelfer, Trevor Q. Gasper, and Michele McDermott
•	Fiscal Year 2025 – Colleen Zuhl, Todd Woelfer, Trevor Q. Gasper, and Michele McDermott
•	Fiscal Year 2024 – Colleen Zuhl, Todd Woelfer, Kenneth D. Julian, Trevor Q. Gasper, and Michele McDermott
•	Fiscal Year 2023 – Colleen Zuhl, Todd Woelfer, Kenneth D. Julian, and Trevor Q. Gasper
•	Fiscal Year 2022 – Colleen Zuhl, Todd Woelfer, Kenneth D. Julian, and Trevor Q. Gasper

Peer Group Issuers, Footnote [Text Block]
(6)
For 2022 through July 1, 2025, the TSR Peer Group consists of Winnebago Industries (“WGO”), LCI Industries (“LCII”), and the Shyft Group (“SHYF”), the same peer group historically utilized in the stock price performance graph of the Company’s Annual Report. In our calculation for 2025, effective July 1, 2025, the SHYF shares utilized in our calculation were converted to shares of the Aebi Schmidt Group (“AEBI”) which merged with SHYF on July 1, 2025. Shares were converted at the conversion rate applicable to holders of SHYF on that date.

Changed Peer Group, Footnote [Text Block]
(6)
For 2022 through July 1, 2025, the TSR Peer Group consists of Winnebago Industries (“WGO”), LCI Industries (“LCII”), and the Shyft Group (“SHYF”), the same peer group historically utilized in the stock price performance graph of the Company’s Annual Report. In our calculation for 2025, effective July 1, 2025, the SHYF shares utilized in our calculation were converted to shares of the Aebi Schmidt Group (“AEBI”) which merged with SHYF on July 1, 2025. Shares were converted at the conversion rate applicable to holders of SHYF on that date.

PEO Total Compensation Amount	$ 12,486,248	$ 14,613,718	$ 10,574,521	$ 10,567,489	$ 15,866,718
PEO Actually Paid Compensation Amount	$ 8,281,975	10,441,925	10,397,043	19,019,951	14,952,360
Adjustment To PEO Compensation, Footnote [Text Block]
(3)	Amounts reported in this column represent the compensation actually paid, as defined by the SEC, to Mr. Martin as the Company’s PEO in the indicated fiscal years, as calculated in the table below:

PEO	2026	2025	2024	2023	2022
Summary Compensation Table – Total Compensation(a)	$12,486,248	$14,613,718	$10,574,521	$10,567,489	$15,866,718
- Grant Date Fair Value of Stock Awards Granted in Fiscal Year(b)	$6,522,480	$7,149,005	$5,657,619	$5,621,179	$7,391,246
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year(c)	$5,146,241	$4,974,332	$6,308,962	$11,398,863	$6,057,340
+ Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years(d)	($1,431,627)	($1,696,043)	($1,141,663)	$3,077,766	($2,231,755)
+ Fair Value of Vesting of Stock Awards Granted in Fiscal Year that Vested During Fiscal Year(e)	$0	$0	$0	$0	$0
+ Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year(f)	$743,678	$105,969	$312,842	($402,988)	$2,651,303
- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year(g)	$2,140,085	$407,047	$0	$0	$0
= Compensation Actually Paid	$8,281,975	$10,441,925	$10,397,043	$19,019,951	$14,952,360
(a)	Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year.
(b)	Represents the aggregate grant date fair value of the stock awards granted to Mr. Martin during the indicated fiscal year, computed in accordance with FASB ASC 718.
(c)
Represents the aggregate fair value as of the indicated fiscal year-end of Mr. Martin’s outstanding and unvested stock awards granted during such fiscal year. PSU amounts were calculated based on the number of shares that would be awarded on a multi-year cycle if target ROIC and FCF objectives are met.

(d)
Represents the aggregate change in fair value during the indicated fiscal year of the outstanding and unvested stock awards held by Mr. Martin as of the last day of the indicated fiscal year. PSU amounts were calculated based on the change in value of a target number of shares that would be achieved on a multi-year basis if target ROIC and FCF objectives are met.

(e)	Represents the aggregate fair value of vesting of stock awards that were granted to Mr. Martin and vested during the indicated fiscal year, computed in accordance with FASB ASC 718.
(f)
Represents the aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock award held by Mr. Martin that was granted in a prior year and which vested during the indicated fiscal year, computed in accordance with FASB ASC 718.

(g)
Represents the aggregate fair value as of the last day of the prior fiscal year of Mr. Martin’s stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with FASB ASC 718.

Non-PEO NEO Average Total Compensation Amount	$ 4,080,313	4,636,570	3,038,549	3,432,237	4,173,100
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,832,558	3,362,921	2,837,923	5,647,940	3,818,733
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(4)
Amounts reported in this column represent the compensation actually paid to the Company’s NEOs other than Mr. Martin in the indicated fiscal year, based on the average total compensation for such NEOs reported in the Summary Compensation Table for the indicated fiscal year and adjusted as shown on the table below:

Other NEOs Average(a)	2026	2025	2024	2023	2022
Summary Compensation Table – Total Compensation(b)	$4,080,313	$4,636,570	$3,038,549	$3,432,237	$4,173,100
- Grant Date Fair Value of Stock Awards Granted in Fiscal Year(c)	$2,096,283	$2,281,562	$1,305,140	$1,770,885	$2,031,800
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year(d)	$1,647,897	$1,522,854	$1,400,029	$3,330,125	$1,506,155
+ Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years(e)	($425,111)	($447,179)	($211,127)	$755,887	($542,115)
+ Fair Value of Vesting of Stock Awards Granted in Fiscal Year that Vested During Fiscal Year(f)	$0	$0	$92,814	$0	$0
+ Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year(g)	$187,446	$22,669	($177,202)	($99,424)	$713,393
- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year(h)	$561,704	$90,431	$0	$0	$0
= Compensation Actually Paid	$2,832,558	$3,362,921	$2,837,923	$5,647,940	$3,818,733
(a)	Please see footnote 1 above for the NEOs included in the average for each indicated fiscal year.
(b)	Represents average Total Compensation as reported in the Summary Compensation Table for the reported NEOs during the indicated fiscal year.
(c)	Represents the average aggregate grant date fair value of the stock awards granted to the reported NEOs during the indicated fiscal year, computed in accordance with FASB ASC 718.
(d)
Represents the average aggregate fair value as of the indicated fiscal year-end of the reported NEOs’ outstanding and unvested stock awards granted during such fiscal year. PSU amounts were calculated based on the number of shares that would be awarded on a multi-year cycle if target ROIC and FCF objectives are met.

(e)
Represents the average aggregate change in fair value during the indicated fiscal year of the outstanding and unvested stock awards held by the reported NEOs as of the last day of the indicated fiscal year. PSU amounts were calculated based on the change in value of a target number of shares that would be achieved on a multi-year basis if target ROIC and FCF objectives are met.

(f)	Represents the average aggregate fair value of vesting of stock awards that were granted to the reported NEOs and vested during the indicated fiscal year, computed in accordance with FASB ASC 718.
(g)
Represents the average aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock award held by the reported NEOs that was granted in a prior year and which vested during the indicated fiscal year, computed in accordance with FASB ASC 718.

(h)
Represents the average aggregate fair value as of the last day of the prior fiscal year of the reported NEOs’ stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with FASB ASC 718.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
PAY VS. COMPANY AND PEER GROUP TSR Fiscal Years 2022 - 2026	PAY VS. COMPANY ADJUSTED NBT Fiscal Years 2022 - 2026

Compensation Actually Paid vs. Net Income [Text Block]
RELATIONSHIP BETWEEN COMPENSATION ACTUALLY PAID AND PERFORMANCE
We believe the “Compensation Actually Paid” in each of the years reported on the prior table and over the five-year cumulative period is reflective of the Compensation and Development Committee’s emphasis on pay-for-performance as the “Compensation Actually Paid” fluctuated year-over-year primarily due to the result of our stock performance and our varying levels of achievement against pre-established performance goals under our annual and long-term incentive programs. Fiscal Year 2026 illustrates this alignment: Compensation Actually Paid to our CEO decreased approximately 21%, to $8,281,975 from $10,441,925 in Fiscal Year 2025, as our cumulative total shareholder return declined from $83.50 to $70.42 and $2,140,085 in prior-year awards failed to meet their performance conditions and were forfeited. Compensation Actually Paid to our CEO for Fiscal Year 2026 was approximately 34% below his Summary Compensation Table total, and average Compensation Actually Paid to our other NEOs decreased approximately 16% from Fiscal Year 2025.
PAY VS. NET INCOME Fiscal Years 2022 - 2026

Compensation Actually Paid vs. Company Selected Measure [Text Block]
PAY VS. COMPANY AND PEER GROUP TSR Fiscal Years 2022 - 2026	PAY VS. COMPANY ADJUSTED NBT Fiscal Years 2022 - 2026

Total Shareholder Return Vs Peer Group [Text Block]
PAY VS. COMPANY AND PEER GROUP TSR Fiscal Years 2022 - 2026	PAY VS. COMPANY ADJUSTED NBT Fiscal Years 2022 - 2026

Tabular List [Table Text Block]

TABULAR LIST OF COMPANY PERFORMANCE MEASURES

For Fiscal Year 2026, Company Adjusted NBT is identified as the most important financial performance measure in linking “Compensation Actually Paid” to our performance. Company Adjusted NBT was the only performance measure used in determining MIP in Fiscal Year 2026 and was utilized in determining the RSU portion of our LTI. The other measures used in Fiscal Year 2026 in linking “Compensation Actually Paid” to our performance were ROIC, FCF, and non-financial targets related to employee engagement and retention.

Most Important Measures:
Company Adjusted NBT
ROIC
FCF
Non-financial target related to employee engagement and retention

Total Shareholder Return Amount	$ 70.42	83.5	95.17	101.62	72.63
Peer Group Total Shareholder Return Amount	64.66	57.29	82.13	86.01	86.57
Net Income	$ 178,000,000	$ 259,000,000	$ 265,000,000	$ 374,000,000	$ 1,138,000,000
Company Selected Measure Amount	270,000,000	305,000,000	335,000,000	518,000,000	1,512,000,000
PEO Name	Robert W. Martin	Robert W. Martin	Robert W. Martin	Robert W. Martin	Robert W. Martin
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Company Adjusted NBT
Non-GAAP Measure Description [Text Block]
(7)
For Fiscal Year 2026, Company Adjusted NBT continues to be viewed as the core driver of the Company’s performance and shareholder value creation. Company Adjusted NBT is a non-GAAP financial measure. Please see Appendix A for a reconciliation of this non-GAAP financial measure.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	ROIC
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	FCF
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Non-financial target related to employee engagement and retention
PEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (6,522,480)	$ (7,149,005)	$ (5,657,619)	$ (5,621,179)	$ (7,391,246)
PEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,146,241	4,974,332	6,308,962	11,398,863	6,057,340
PEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,431,627)	(1,696,043)	(1,141,663)	3,077,766	(2,231,755)
PEO [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0	0	0
PEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	743,678	105,969	312,842	(402,988)	2,651,303
PEO [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,140,085)	(407,047)	0	0	0
Non-PEO NEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,096,283)	(2,281,562)	(1,305,140)	(1,770,885)	(2,031,800)
Non-PEO NEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,647,897	1,522,854	1,400,029	3,330,125	1,506,155
Non-PEO NEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(425,111)	(447,179)	(211,127)	755,887	(542,115)
Non-PEO NEO [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	92,814	0	0
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	187,446	22,669	(177,202)	(99,424)	713,393
Non-PEO NEO [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (561,704)	$ (90,431)	$ 0	$ 0	$ 0